TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statement of Additional Information

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Transamerica Dividend Focused

Effective immediately, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Dividend Focused under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC
Portfolio Managers:
Brian F. Quinn, CFA	Portfolio Manager	since 2013
Brad Kinkelaar	Portfolio Manager	since 2018
Ray Nixon, Jr.	Portfolio Manager	since 2013
Lewis Ropp	Portfolio Manager	since 2013

Effective immediately, the following replaces the information in the Prospectuses relating to Transamerica Dividend Focused under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Dividend Focused

Name	Sub-Adviser	Positions Over Past Five Years
Brian F. Quinn, CFA	Barrow, Hanley, Mewhinney & Strauss, LLC	Portfolio Manager of the fund since 2013; Portfolio Manager with Barrow, Hanley, Mewhinney & Strauss, LLC since 2012; Equity Analyst (2005 – 2012)

Brad Kinkelaar	Barrow, Hanley, Mewhinney & Strauss, LLC	Portfolio Manager of the fund since 2018; Portfolio Manager with Barrow, Hanley, Mewhinney & Strauss, LLC since 2017; Executive Vice President, Head of Dividend Strategies and Global Equity Portfolio Manager at Pacific Investment Management Company, LLC (2011 - 2017)

Ray Nixon, Jr.	Barrow, Hanley, Mewhinney & Strauss, LLC	Portfolio Manager of the fund since 2013; Portfolio Manager at Barrow, Hanley, Mewhinney & Strauss, LLC since 1994

Lewis Ropp	Barrow, Hanley, Mewhinney & Strauss, LLC	Portfolio Manager of the fund since 2013; Portfolio Manager with Barrow, Hanley, Mewhinney & Strauss, LLC since 2011; Equity Analyst (2001 – 2011)

Effective immediately, the following replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”)”:

Transamerica Dividend Focused

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts[2]
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Brian F. Quinn, CFA[1]	3	$703.3 million	1	$87 million	9	$1.37 billion
Brad Kinkelaar[2]	1	$69.4 million	1	$192.0 million	1	$436.9 million
Ray Nixon, Jr.[1]	3	$703.3 million	1	$87 million	9	$1.37 billion
Lewis Ropp[1,3]	4	$1.22 billion	2	$254.7 million	31	$2.61 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Brian F. Quinn, CFA[1]	0	$0	0	$0	0	$0
Brad Kinkelaar[2]	1	$24.7 million	0	$0	0	$0
Ray Nixon, Jr.[1]	0	$0	0	$0	0	$0
Brian Quinn, CFA[1]	0	$0	0	$0	0	$0

[1]	Messrs. Nixon, Quinn and Ropp are members of a team managing 40 accounts and $8.1 billion in the dividend focused value equity strategy.
[2]	As of August 31, 2018. Mr. Kinkelaar is a member of an equity value team managing 7 other accounts and $4.9 billion in assets.
[3]	Mr. Ropp is a member of a team managing 49 other accounts and $3.6 billion in the large cap value equity strategy.

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Investors Should Retain this Supplement for Future Reference

September 21, 2018